Risk/Return Detail Data - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Floating Rate High Income Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Floating Rate High Income Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	35.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities.Investing in companies in troubled or uncertain financial condition.Investing in money market and investment-grade debt securities, and repurchase agreements.Investing in domestic and foreign issuers.Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, involve greater risk of default on interest and principal payments or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	9.13%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.41%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.15%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	1.03%	[3]
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
1 year	$ 377
3 years	594
5 years	828
10 years	1,500
1 Year	377
3 Years	594
5 Years	828
10 Years	$ 1,500
2013	3.62%
2014	0.02%
2015	(1.44%)
2016	9.72%
2017	3.50%
2018	(0.11%)
2019	8.16%
2020	1.36%
2021	5.34%
2022	(0.61%)
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	1.78%	[3]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 281
3 years	560
5 years	964
10 years	1,897
1 Year	181
3 Years	560
5 Years	964
10 Years	$ 1,897
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[5]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	1.01%	[3]
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
1 year	$ 375
3 years	588
5 years	818
10 years	1,477
1 Year	375
3 Years	588
5 Years	818
10 Years	$ 1,477
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	0.76%	[3]
1 year	$ 78
3 years	243
5 years	422
10 years	942
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Fidelity Advisor Floating Rate High Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	0.68%
1 year	$ 69
3 years	218
5 years	379
10 years	847
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(3.34%)
Past 5 years	2.20%
Past 10 years	2.61%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(2.31%)
Past 5 years	1.98%
Past 10 years	2.29%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(3.35%)
Past 5 years	2.17%
Past 10 years	2.56%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.37%)
Past 5 years	3.03%
Past 10 years	3.14%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | Return Before Taxes | Fidelity Advisor Floating Rate High Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.27%)
Since Inception	2.80%	[6]
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(5.17%)
Past 5 years	0.51%
Past 10 years	0.97%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Floating Rate High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(1.99%)
Past 5 years	0.95%
Past 10 years	1.25%
FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO | Fidelity Advisor Floating Rate High Income Fund | SP026
Risk/Return:
Label	Morningstar® LSTA® US Performing Loans
Past 1 year	(0.77%)
Past 5 years	3.43%
Past 10 years	3.89%

[1]	APurchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 1.00% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
[2]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.97%, 0.96%, 1.72%, 0.71%, and 0.62% for Class A, Class M, Class C, Class I, and Class Z, respectively.
[3]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	COn Class C shares redeemed less than one year after purchase.
[5]	BPurchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[6]	AFrom October 2, 2018.